INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2023
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2023 and 2022, the fund has limited partnership interests in operating limited partnerships, which own or are constructing or rehabilitating operating apartment complexes. The number of operating limited partnerships in which the fund has limited partnership interests at March 31, 2023 and 2022 by series are as follows:

	2023	2022
Series 20	—	—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	—
Series 27	—	—
Series 28	—	—
Series 29	1	1
Series 30	—	—
Series 31	—	—
Series 32	—	—
Series 33	—	—
Series 34	1	1
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	—
Series 42	—	—
Series 43	—	—
Series 44	—	1
Series 45	—	4
Series 46	3	7
	5	14

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

During the year ended March 31, 2023 the Fund disposed of nine Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2023 is as follows.

	Operating
	Partnership	Sale of Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 44	—	1	1,746,178	1,746,178
Series 45	2	2	1,411,858	1,411,858
Series 46	4	—	438,241	438,241
Total	6	3	$3,596,277	$3,596,277

During the year ended March 31, 2022 the Fund disposed of nineteen Operating Partnerships. Gain on disposition is included in share of income (losses) from operating limited partnerships. A summary of the dispositions by Series for March 31, 2022 is as follows.

	Operating Partnership	Sale of Underlying	Partnership Proceeds	Gain on
	Interest Transferred	Operating Partnership	from Disposition	Disposition
Series 26	1	—	20,845	20,845
Series 29	1	—	29,999	29,999
Series 32	1	—	23,823	23,823
Series 33	1	—	23,823	23,823
Series 41	2	—	1,151,653	1,151,653
Series 42	2	—	247,877	247,877
Series 44	—	1	815,747	815,747
Series 45	6	1	691,381	691,381
Series 46	2	1	546,266	546,266
Total	16	3	$3,551,414	$3,551,414

The gain described above is for financial statement purposes only. There are significant differences between the equity method of accounting and the tax reporting of income and losses from Operating Partnership investments. The largest difference is the ability, for tax purposes, to deduct losses in excess of the Partnership’s investment in the Operating Partnership. As a result, the amount of gain recognized for tax purposes may be significantly higher than the gain recorded in the financial statements.

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

Under the terms of the Fund’s investment in each operating limited partnership, the Fund is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations. At March 31, 2023 and 2022, contributions are payable to operating limited partnerships as follows:

	2023	2022
Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	—
Series 27	—	—
Series 28	—	—
Series 29	785	785
Series 30	—	—
Series 31	—	—
Series 32	—	—
Series 33	—	—
Series 34	—	—
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	—
Series 42	—	—
Series 43	—	—
Series 44	—	—
Series 45	—	—
Series 46	—	—
	$785	$785

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$8,711,059	$—	$—

Acquisition costs of operating limited partnerships	389,379	—	—

Cumulative distributions from operating limited partnerships	(11,583)	—	—

Cumulative impairment loss in investments in operating limited partnerships	(4,986,236)	—	—

Cumulative losses from operating limited partnerships	(4,102,619)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,957,346)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	4,986,236	—	—

Other	(89,815)	—	—

Equity per operating limited partnerships’ combined financial statements	$2,683,452	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$698,299	$—

Acquisition costs of operating limited partnerships	—	100,829	—

Cumulative distributions from operating limited partnerships	—	(3,000)	—

Cumulative impairment loss in investments in operating limited partnerships	—	(286,415)	—

Cumulative losses from operating limited partnerships	—	(509,713)	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	32,927	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(625,357)	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	286,415	—

Other	—	(910)	—

Equity per operating limited partnerships’ combined financial statements	$—	$(306,925)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,097,333	$—	$—

Acquisition costs of operating limited partnerships	288,550	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	(833,360)	—	—

Cumulative losses from operating limited partnerships	(1,552,523)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(493,394)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	833,360	—	—

Other	2	—	—

Equity per operating limited partnerships’ combined financial statements	$51,418	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2023 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$5,915,427

Acquisition costs of operating limited partnerships	—

Cumulative distributions from operating limited partnerships	(8,583)

Cumulative impairment loss in investments in operating limited partnerships	(3,866,461)

Cumulative losses from operating limited partnerships	(2,040,383)

Investments in operating limited partnerships per balance sheet	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2023 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2022 (see note A).	—

The Fund has recorded acquisition costs at March 31, 2023 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(838,595)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—

Cumulative impairment loss in investments in operating limited partnerships	3,866,461

Other	(88,907)

Equity per operating limited partnerships’ combined financial statements	$2,938,959

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Total	Series 20	Series 21

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$21,329,022	$—	$—

Acquisition costs of operating limited partnerships	389,379	—	—

Cumulative distributions from operating limited partnerships	(198,708)	—	—

Cumulative impairment loss in investments in operating limited partnerships	(13,575,448)	—	—

Cumulative losses from operating limited partnerships	(7,944,245)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	32,927	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,978,858)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	11,481	—	—

Cumulative impairment loss in investments in operating limited partnerships	13,575,448	—	—

Other	(366,053)	—	—

Equity per operating limited partnerships’ combined financial statements	$7,986,395	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 22	Series 23	Series 24

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 25	Series 26	Series 27

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 28	Series 29	Series 30

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$698,299	$—

Acquisition costs of operating limited partnerships	—	100,829	—

Cumulative distributions from operating limited partnerships	—	(3,000)	—

Cumulative impairment loss in investments in operating limited partnerships	—	(286,415)	—

Cumulative losses from operating limited partnerships	—	(509,713)	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	32,927	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	(575,248)	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	286,415	—

Other	—	(910)	—

Equity per operating limited partnerships’ combined financial statements	$—	$(256,816)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 31	Series 32	Series 33

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 34	Series 35	Series 36

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$2,097,333	$—	$—

Acquisition costs of operating limited partnerships	288,550	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	(833,360)	—	—

Cumulative losses from operating limited partnerships	(1,552,523)	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	(288,550)	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(520,914)	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	833,360	—	—

Other	2	—	—

Equity per operating limited partnerships’ combined financial statements	$23,898	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 37	Series 38	Series 39

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 40	Series 41	Series 42

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$—	$—

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Cumulative losses from operating limited partnerships	—	—	—

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	—

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	—

Cumulative impairment loss in investments in operating limited partnerships	—	—	—

Other	—	—	—

Equity per operating limited partnerships’ combined financial statements	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

	Series 43	Series 44	Series 45

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$—	$1,526,950	$4,533,331

Acquisition costs of operating limited partnerships	—	—	—

Cumulative distributions from operating limited partnerships	—	(40,115)	(52,467)

Cumulative impairment loss in investments in operating limited partnerships	—	(1,829,754)	(3,059,043)

Cumulative losses from operating limited partnerships	—	342,919	(1,421,821)

Investments in operating limited partnerships per balance sheet	—	—	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—	—	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—	—	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—	—	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	—	—	(2,048,788)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—	—	11,481

Cumulative impairment loss in investments in operating limited partnerships	—	1,829,754	3,059,043

Other	—	(155,434)	(118,286)

Equity per operating limited partnerships’ combined financial statements	$—	$1,674,320	$903,450

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The Fund’s investments in operating limited partnerships at March 31, 2022 are summarized as follows:

Series 46

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters and impairment of capitalized costs	$12,473,109

Acquisition costs of operating limited partnerships	—

Cumulative distributions from operating limited partnerships	(103,126)

Cumulative impairment loss in investments in operating limited partnerships	(7,566,876)

Cumulative losses from operating limited partnerships	(4,803,107)

Investments in operating limited partnerships per balance sheet	—

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2022 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2021 (see note A).	—

The Fund has recorded acquisition costs at March 31, 2022 which have not been recorded in the net assets of the operating limited partnerships (see note A).	—

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	—

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,833,908)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	—

Cumulative impairment loss in investments in operating limited partnerships	7,566,876

Other	(91,425)

Equity per operating limited partnerships’ combined financial statements	$5,641,543

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$6,700,678	$—	$—
Land	618,893	—	—
Other assets	1,427,057	—	—

	$8,746,628	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,132,015	$—	$—
Accounts payable and accrued expenses	323,275	—	—
Other liabilities	920,087	—	—

	6,375,377	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	2,683,452	—	—
Other partners	(312,201)	—	—

	2,371,251	—	—

	$8,746,628	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$462,481	$—
Land	—	—	—
Other assets	—	153,850	—

	$—	$616,331	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$680,065	$—
Accounts payable and accrued expenses	—	57,022	—
Other liabilities	—	422,843	—

	—	1,159,930	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	(306,925)	—
Other partners	—	(236,674)	—

	—	(543,599)	—

	$—	$616,331	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,487,388	$—	$—
Land	142,576	—	—
Other assets	281,647	—	—

	$1,911,611	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$1,595,568	$—	$—
Accounts payable and accrued expenses	62,595	—	—
Other liabilities	202,235	—	—

	1,860,398	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	51,418	—	—
Other partners	(205)	—	—

	51,213	—	—

	$1,911,611	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$4,750,809
Land	476,317
Other assets	991,560

$6,218,686

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$2,856,382
Accounts payable and accrued expenses	203,658
Other liabilities	295,009

3,355,049
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	2,938,959
Other partners	(75,322)

2,863,637

$6,218,686

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 20	Series 21
ASSETS

Buildings and improvements, net of accumulated depreciation	$20,212,838	$—	$—
Land	2,023,208	—	—
Other assets	3,161,606	—	—

	$25,397,652	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$16,928,649	$—	$—
Accounts payable and accrued expenses	726,141	—	—
Other liabilities	1,983,834	—	—

	19,638,624	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	7,986,395	—	—
Other partners	(2,227,367)	—	—

	5,759,028	—	—

	$25,397,652	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 22	Series 23	Series 24
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 25	Series 26	Series 27
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 28	Series 29	Series 30
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$516,789	$—
Land	—	—	—
Other assets	—	119,789	—

	$—	$636,578	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$680,065	$—
Accounts payable and accrued expenses	—	51,168	—
Other liabilities	—	398,329	—

	—	1,129,562	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	(256,816)	—
Other partners	—	(236,168)	—

	—	(492,984)	—

	$—	$636,578	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 31	Series 32	Series 33
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 34	Series 35	Series 36
ASSETS

Buildings and improvements, net of accumulated depreciation	$1,556,927	$—	$—
Land	142,576	—	—
Other assets	342,131	—	—

	$2,041,634	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$1,625,880	$—	$—
Accounts payable and accrued expenses	61,584	—	—
Other liabilities	330,480	—	—

	2,017,944	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	23,898	—	—
Other partners	(208)	—	—

	23,690	—	—

	$2,041,634	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 37	Series 38	Series 39
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 40	Series 41	Series 42
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$—	$—
Land	—	—	—
Other assets	—	—	—

	$—	$—	$—

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$—	$—
Accounts payable and accrued expenses	—	—	—
Other liabilities	—	—	—

	—	—	—
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	—	—
Other partners	—	—	—

	—	—	—

	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

	Series 43	Series 44	Series 45
ASSETS

Buildings and improvements, net of accumulated depreciation	$—	$1,864,919	$3,852,350
Land	—	450,000	598,500
Other assets	—	246,035	647,532

	$—	$2,560,954	$5,098,382

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$—	$2,880,422	$4,370,989
Accounts payable and accrued expenses	—	101,325	130,295
Other liabilities	—	38,041	363,500

	—	3,019,788	4,864,784
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	—	1,674,320	903,450
Other partners	—	(2,133,154)	(669,852)

	—	(458,834)	233,598

	$—	$2,560,954	$5,098,382

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized balance sheets of the operating limited partnerships in which Series 20 through 46 hold an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS – CONTINUED

Series 46
ASSETS

Buildings and improvements, net of accumulated depreciation	$12,421,853
Land	832,132
Other assets	1,806,119

15,060,104

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$7,371,293
Accounts payable and accrued expenses	381,769
Other liabilities	853,484

8,606,546
PARTNERS’ CAPITAL (DEFICIT)
BF Garden Tax Credit Fund IV L.P.	5,641,543
Other partners	812,015

6,453,558

$15,060,104

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$2,125,074	$—	$—
Interest and other	35,440	—	—

	2,160,514	—	—
Expenses
Interest	200,423	—	—
Depreciation and amortization	427,098	—	—
Taxes and insurance	290,078	—	—
Repairs and maintenance	505,005	—	—
Operating expenses	872,426	—	—
Other expenses	5,719	—	—

	2,300,749	—	—

NET INCOME (LOSS)	$(140,235)	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(167,240)	$—	$—

Net income (loss) allocated to other partners	$27,005	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 202 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$—	$403,321	$—
Interest and other	—	—	—

	—	403,321	—
Expenses
Interest	—	26,119	—
Depreciation and amortization	—	54,308	—
Taxes and insurance	—	45,201	—
Repairs and maintenance	—	68,242	—
Operating expenses	—	260,066	—
Other expenses	—	—	—

	—	453,936	—

NET INCOME (LOSS)	$—	$(50,615)	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$(50,109)	$—

Net income (loss) allocated to other partners	$—	$(506)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$626,759	$—	$—
Interest and other	23,948	—	—

	650,707	—	—
Expenses
Interest	83,862	—	—
Depreciation and amortization	88,429	—	—
Taxes and insurance	101,842	—	—
Repairs and maintenance	197,528	—	—
Operating expenses	151,523	—	—
Other expenses	—	—	—

	623,184	—	—

NET INCOME (LOSS)	$27,523	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$27,523	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2022 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2022 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$1,094,994
Interest and other	11,492

1,106,486
Expenses
Interest	90,442
Depreciation and amortization	284,361
Taxes and insurance	143,035
Repairs and maintenance	239,235
Operating expenses	460,837
Other expenses	5,719

1,223,629

NET INCOME (LOSS)	$(117,143)

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(117,131)

Net income (loss) allocated to other partners	$(12)

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 20	Series 21
Revenue
Rent	$5,680,773	$—	$—
Interest and other	163,271	—	—

	5,844,044	—	—
Expenses
Interest	881,484	—	—
Depreciation and amortization	1,363,256	—	—
Taxes and insurance	774,361	—	—
Repairs and maintenance	1,245,367	—	—
Operating expenses	1,981,590	—	—
Other expenses	35,610	—	—

	6,281,668	—	—

NET INCOME (LOSS)	$(437,624)	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(703,186)	$—	$—

Net income (loss) allocated to other partners	$265,562	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 22	Series 23	Series 24
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 25	Series 26	Series 27
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 28	Series 29	Series 30
Revenue
Rent	$—	$325,950	$—
Interest and other	—	—	—

	—	325,950	—
Expenses
Interest	—	24,459	—
Depreciation and amortization	—	54,308	—
Taxes and insurance	—	41,839	—
Repairs and maintenance	—	37,478	—
Operating expenses	—	239,746	—
Other expenses	—	—	—

	—	397,830	—

NET INCOME (LOSS)	$—	$(71,880)	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$(71,162)	$—

Net income (loss) allocated to other partners	$—	$(718)	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 31	Series 32	Series 33
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 34	Series 35	Series 36
Revenue
Rent	$594,061	$—	$—
Interest and other	35,907	—	—

	629,968	—	—
Expenses
Interest	85,903	—	—
Depreciation and amortization	86,577	—	—
Taxes and insurance	94,837	—	—
Repairs and maintenance	139,969	—	—
Operating expenses	133,489	—	—
Other expenses	—	—	—

	540,775	—	—

NET INCOME (LOSS)	$89,193	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$89,193	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 37	Series 38	Series 39
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 40	Series 41	Series 42
Revenue
Rent	$—	$—	$—
Interest and other	—	—	—

	—	—	—
Expenses
Interest	—	—	—
Depreciation and amortization	—	—	—
Taxes and insurance	—	—	—
Repairs and maintenance	—	—	—
Operating expenses	—	—	—
Other expenses	—	—	—

	—	—	—

NET INCOME (LOSS)	$—	$—	$—

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$—

Net income (loss) allocated to other partners	$—	$—	$—

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Series 43	Series 44	Series 45
Revenue
Rent	$—	$1,070,962	$1,248,511
Interest and other	—	5,345	19,518

	—	1,076,307	1,268,029
Expenses
Interest	—	202,797	195,761
Depreciation and amortization	—	219,430	381,820
Taxes and insurance	—	106,680	167,133
Repairs and maintenance	—	241,518	352,754
Operating expenses	—	276,153	418,070
Other expenses	—	8,160	14,026

	—	1,054,738	1,529,564

NET INCOME (LOSS)	$—	$21,569	$(261,535)

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$—	$—	$(314,783)

Net income (loss) allocated to other partners	$—	$21,569	$53,248

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Continued)

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2021 for operating limited partnerships in which Series 20 through Series 46 had an interest as of December 31, 2021 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Series 46
Revenue
Rent	$2,441,289
Interest and other	102,501

2,543,790
Expenses
Interest	372,564
Depreciation and amortization	621,121
Taxes and insurance	363,872
Repairs and maintenance	473,648
Operating expenses	914,132
Other expenses	13,424

2,758,761

NET INCOME (LOSS)	$(214,971)

Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	$(317,241)

Net income (loss) allocated to other partners	$102,270